Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenue		$ 4,222,937	$ 8,157,961
Cost of revenue		2,079,136	4,940,427
Gross profit		2,143,801	3,217,534
Operating Expenses
General and administrative expenses		6,191,749	11,688,502
Selling expenses			1,510,823
Impairment Loss		2,931,273
Total operating expenses		9,123,022	13,199,325
Loss from operations		(6,979,221)	(9,981,791)
Other income (expenses)
Interest income		1,527,420	13,509
Interest expenses		(191)	(8,338)
(Loss) Gain on write off/disposal of property, plant and equipment		(2,528)	2,571
Other expenses, net		(432,628)	(92,511)
Total other income (expenses)		1,092,073	(84,769)
Loss before Income Tax		(5,887,148)	(10,066,560)
Income tax expense		(672,039)	(568,688)
Net Loss		(6,559,187)	(10,635,248)
Other comprehensive income
Net loss		(6,559,187)	(10,635,248)
Foreign currency translation		1,703,557	(1,412,261)
Comprehensive loss		$ (4,855,630)	$ (12,047,509)
Earnings per share (in Dollars per share)		$ (0.9)	$ (199.03)
Weighted average number of ordinary shares (in Shares)	[1]	7,291,599	53,435

[1]	The share and per-share amounts presented herein have been retrospectively adjusted to reflect the share consolidations effected during fiscal year 2025 (a 15-for-1 share consolidation effective August 12, 2025). Accordingly, the share numbers and per-share data disclosed in the prior year’s Form 6-K have been restated on the same basis.